Leases - Summary of Amounts Recognised in Statement of Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Operating Lease [Abstract]
Interest expense on lease liabilities	[1]	$ 1,867	$ 2,731
Depreciation on right-of-use assets (refer note 18)		$ 4,333	$ 5,284
Rent (leases under IAS 17) (refer note 14)				$ 6,581

[1]	Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 14,15 and 18)